POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 83,079	$ 24,939
0% - 1% | 1 - 50 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0001	0.0001
0% - 1% | 1 - 50 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0050	0.0050
0% - 1% | 51 - 150 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0051	0.0051
0% - 1% | 51 - 150 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150	0.0150
0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150	0.0150
Annuities
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 80,046	$ 22,456
Annuities | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	7,585	4,243
Annuities | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	3,597	1,556
Annuities | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	5,088	2,706
Annuities | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	15,943	7,126
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	47,833	6,825
Annuities | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 15,356	$ 4,649
Annuities | 0% - 1% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%	0.00%
Annuities | 0% - 1% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Annuities | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 3,963	$ 2,485
Annuities | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2,838	710
Annuities | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	3,768	690
Annuities | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	4,787	764
Annuities | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 4,827	$ 5,194
Annuities | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Annuities | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Annuities | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,501	$ 668
Annuities | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	341	430
Annuities | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,159	1,959
Annuities | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,826	2,137
Annuities | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 11,730	$ 5,516
Annuities | 2% - 3% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Annuities | 2% - 3% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Annuities | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 1,839	$ 827
Annuities | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	411	409
Annuities | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	159	56
Annuities | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	9,321	4,224
Annuities | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0	$ 0
Annuities | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 300	$ 272
Annuities | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	282	263
Annuities | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	7	7
Annuities | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2	1
Annuities | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	9	1
Annuities | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	47,833	6,825
Annuities | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Annuities | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	47,833	6,825
Life Insurance
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2,107	1,975
Life Insurance | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	1,088	1,237
Life Insurance | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2	2
Life Insurance | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	282	359
Life Insurance | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	735	371
Life Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	6
Life Insurance | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 829	$ 681
Life Insurance | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%	1.00%
Life Insurance | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Life Insurance | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 32	$ 168
Life Insurance | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	2	2
Life Insurance | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	60	140
Life Insurance | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	735	371
Life Insurance | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 644	$ 634
Life Insurance | 2% - 3% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%	2.00%
Life Insurance | 2% - 3% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Life Insurance | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 422	$ 415
Life Insurance | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	222	219
Life Insurance | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0	$ 0
Life Insurance | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%	3.00%
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 634	$ 654
Life Insurance | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	634	654
Life Insurance | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Life Insurance | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative	$ 0	0
Life Insurance | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		6
Life Insurance | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		0
Life Insurance | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		0
Life Insurance | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		0
Life Insurance | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		0
Life Insurance | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balances – investment contracts, excluding embedded derivative		$ 6